Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Depreciation and amortization expense	$ 239,000	$ 191,000	$ 480,000	$ 379,000	$ 837,000	$ 272,000
Furniture and Fixtures [Member]
Depreciation and amortization expense					$ 714,000	$ 190,000
Weighted average remaining life of amortizable software					3 years 6 months 22 days